Insurance (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of the Company insurance

Amount Insured

Specified risks – fire	3,021,021
Engineering risks	3,368,293
Guarantee insurance for escrow deposit and traditional guarantee (*)	600,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – construction works	149,610
Civil liability – operations	15,000
Other	29,342
Total	7,283,266

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 323 million in policies with guarantee insurance were issued.